OPERATING SEGMENTS DISCLOSURES	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
OPERATING SEGMENTS DISCLOSURES

5. OPERATING SEGMENTS DISCLOSURES

Segment information aligns with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, manages the business and allocates resources into four operating segments:

●	North American Brokerage: generates revenue by processing real estate transactions which entitles the Company to commissions.

●	One Real Title: generates revenue by offering title insurance and closing services for residential and/or commercial transactions.

●	One Real Mortgage: derives revenue from premiums associated with facilitating mortgage transactions between borrowers and lenders.

●	Real Wallet: derives revenue from fees associated with the program and the offering of financial products.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

The Company determines an operating segment if a component (i) engages in business activities from which it earns revenues and incurs expenses, (ii) has discrete financial information and is (iii) regularly reviewed by the CODM. Once operating segments are identified, the Company performs a quantitative analysis of the current and historic revenues and profitability for each operating segment, together with a qualitative assessment to determine if operating segments have similar operating characteristics.

The Company has determined that it operates as a single reporting segment - North American Brokerage which comprises of more than 90% of Group’s total revenue and income (loss) from operations. The other three segments One Real Title, One Real Mortgage and Real Wallet are not considered as reporting segments as their revenue and net loss do not meet quantitative threshold set for reporting segments. These three segments are disclosed in an ‘other segments’ category below.

The presentation in this note for prior periods has been restated following the retrospective adoption of ASU 2023-07.

The CODM uses revenues, gross profit and operating income (loss) as key metrics to evaluate the operating and financial performance of a segment, identify trends affecting the segments, develop projections and make strategic business decisions. All segments follow the same basis of presentation and accounting policies as those described throughout the Notes to the Audited Consolidated Financial Statements included herein. The following table provides information about the Company’s reportable segments (in thousands).

	For the Year Ended December 31, 2024
	North American Brokerage	Other Segments	Total
Revenues	1,255,799	8,840	1,264,639
Cost of Sales	1,147,072	2,826	1,149,898
Gross Profit	108,727	6,014	114,741

Operating Expenses(1)(2)	128,953	11,014	139,967
Operating Loss	(20,226)	(5,000)	(25,226)

Reconciliation of profit or loss (segment profit/(loss))
Other income (expenses), net			496
Finance expenses, net			(1,723)
Net Loss			(26,453)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, Research and development expenses, and Settlement of litigation.

[2]	Operating expenses includes Revenue share expense of approximately 42,727 thousand and is recorded in the North American Brokerage segment.

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023

	For the Year Ended December 31, 2023
	North American Brokerage	Other Segments	Total
Revenues	684,873	4,285	689,158
Cost of Sales	625,016	1,269	626,285
Gross Profit	59,857	3,016	62,873

Operating Expenses(1)(2)	81,395	7,488	88,883
Operating Loss	(21,538)	(4,472)	(26,010)

Reconciliation of profit or loss (segment profit/(loss))
Other income (expenses), net			(587)
Finance expenses, net			(619)
Net Loss			(27,216)

[1]	Operating expenses includes General and administrative expenses, Marketing expenses, and Research and development expenses.

[2]	Operating expenses includes Revenue share expense of approximately 27,905 thousand and is recorded in the North American Brokerage segment.

Segment revenue reported above represents revenue generated from external customers. There were no intersegment sales in the current and in the prior year.

The assets and liabilities of each segment are not reported to the CODM on a regular basis therefore they are not disclosed in these consolidated financial statements.

Depreciation and Amortization

	For the Year Ended
	December 31, 2024	December 31, 2023
North American Brokerage	609	444
Other Segments	787	684
Total Company	1,396	1,128

The amount of revenue from external customers, by geography, is shown in the table below:

	For the Year Ended
	December 31, 2024	December 31, 2023
United States	1,109,616	573,658
Canada	155,023	115,500
Total revenue by region	1,264,639	689,158

Non-current assets, by geography, are shown in the tables below:

	As of December 31, 2024
	Canada	Israel	United States	Total
Non-Current Assets
Intangible Assets	—	—	2,575	2,575
Goodwill	—	—	8,993	8,993
Property and Equipment	16	11	2,089	2,116
Total Non-Current Assets	16	11	13,657	13,684

	As of December 31, 2023
	Canada	Israel	United States	Total
Non-Current Assets
Intangible Assets	—	—	3,442	3,442
Goodwill	—	—	8,993	8,993
Property and Equipment	30	11	1,559	1,600
Total Non-Current Assets	30	11	13,994	14,035

THE REAL BROKERAGE INC.
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2024 and 2023